Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income

14.  ACCUMULATED OTHER COMPREHENSIVE INCOME

Certain amounts included in the statement of comprehensive income are net of reclassification adjustments. The following table summarizes those reclassification adjustments as of the dates indicated:

	Year Ended December 31,
	2012	2011	2010
Reclassification of net realized gains on sales of securities included in net income, net of taxes	$229	$145	$47
Reclassification of net realized losses on sales of securities previously written down included in net income, net of taxes	$0	$(14)	$0